Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 753,693	₩ 898,274	₩ 916,790	₩ 1,094,464
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	386,650	465,524
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	177,037	210,313
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	184,610	195,339
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 5,396	₩ 27,098